Bank and Other Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings

Bank and other borrowings were as follows as of the respective balance sheet dates:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Other borrowings from third parties (Note (a))	913	2,117
	913	2,117

(a)	The other borrowings from third parties were unsecured, bear interest at fixed rates ranging from 5.25% to 15.00% per annum, and are repayable within 12 months from the balance sheet date. The borrowings are not subject to any financial covenants, are not secured by any company assets, and were not in default as of March 31, 2026.